Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
Loan amount (in Dollars)	$ 768,856
Annual interest rate	15.00%
Loan term	1 year	1 year